SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017



September 26, 1997


EDGAR Postmaster, BDM: Postmaster


  Re:SunAmerica Money Market Funds, Inc.
     Securities Act File No. 2-85370 and 811-3807
     Post-Effective Amendment No. 20

Ladies and Gentlemen:

     I hereby represent that, with respect to the above-referenced Fund, no changes were made from the Prospectus and the Statement of Additional Information contained in the Post Effective Amendment No. 20 to the Fund's Registration Statement on Form N-1A, which was filed with the Commission on September 19, 1997.

     Please provide a Notice of Acceptance for receipt of this filing.


     Very truly yours


     /s/ Robert M. Zakem
     Robert M. Zakem
     Senior Vice President
     and General Counsel